Related party transactions and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of amounts included in the Group's financial statements by category	Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Pension funds	Other related parties
	£m	£m	£m	£m
For the year ended and as at 31 December 2023
Total income	(1,712)	164	1	52
Operating expenses	(89)	(4,157)	(1)	—
Total assets	1,338	7,710	—	1,254
Total liabilities	37,862	7,483	144	154
For the year ended and as at 31 December 2022
Total income	(751)	199	3	(2)
Operating expenses	(69)	(3,459)	(1)	—
Total assets	1,575	9,056	3	—
Total liabilities	40,827	6,668	166	407
For the year ended and as at 31 December 2021
Total income	(611)	20	3	—
Operating expenses	(64)	(3,195)	(1)	—

Disclosure of loans and deposits outstanding	Transactions during the year and
the balances outstanding were as follows:

Loans outstanding
	2023	2022
	£m	£m
As at 1 January	—	—
Loans issued during the year[a]	11.1	0.1
Loan repayments during the year[b]	(0.3)	0.1
As at 31 December	10.8	—
Notes
aIncludes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.
bIncludes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.

Deposits outstanding
	2023	2022
	£m	£m
As at 1 January	2.0	2.1
Deposits received during the year[a]	32.7	9.4
Deposits repaid during the year[b]	(27.2)	(9.5)
As at 31 December	7.5	2.0
Notes
aIncludes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.
bIncludes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Disclosure of remuneration of Directors and other Key Management Personnel

	2023	2022	2021
	£m	£m	£m
Salaries and other short-term benefits	46.1	44.2	35.2
Pension costs	0.2	0.2	0.2
Other long-term benefits	10.8	12.1	8.5
Share-based payments	16.3	16.5	13.2
Employer social security charges on emoluments	8.2	7.5	6.0
Costs recognised for accounting purposes	81.6	80.5	63.1
Employer social security charges on emoluments	(8.2)	(7.5)	(6.0)
Other long-term benefits – difference between awards granted and costs recognised	2.1	0.1	3.3
Share-based payments – difference between awards granted and costs recognised	4.5	4.2	6.1
Total remuneration awarded	80.0	77.3	66.5

Disclosure required by the Companies Act 2006	The following information regarding the Barclays Bank PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2023	2022	2021
	£m	£m	£m
Aggregate emoluments[a]	7.2	7.1	6.3
Amounts paid under LTIPs[b]	—	0.4	1.2
	7.2	7.5	7.5
Notes
aThe aggregate emoluments include amounts paid for the 2023 year. In addition, deferred share awards for 2023 with a total value at grant of £1.5m (2022: £2.3m, 2021:
£1.4m) will be made to Directors which will only vest subject to meeting certain conditions.
bThe figure above for "Amounts paid under LTIPs" for 2023 relates to LTIP awards that were released to Directors in 2023. Dividend shares released on the awards are excluded (where applicable).
Of the figures in the table above, the amounts attributable to the highest paid Director in respect of qualifying services are as follows:

	2023	2022	2021
	£m	£m	£m
Aggregate emoluments[a]	3.6	3.6	2.1
Amounts paid under LTIPs	—	—	0.7
	3.6	3.6	2.8
Note
aThe aggregate emoluments include amounts paid for the 2023 year. In addition, a deferred share award for 2023 with a value at grant of £1m (2022: £1.5m, 2021: £nil)
will be made to the highest paid Director which will only vest subject to meeting certain conditions.